Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation

The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges €m	Cash flow hedges €m	Net investment hedges €m	Not designated as hedges €m	Total €m
At 31 December 2018

Derivative assets

Within one year - current assets	-	3	10	2	15

Between one and two years	-	2	-	-	2

Between two and three years	-	1	-	-	1

Between four and five years	24	-	-	-	24

After five years	3	-	-	-	3
Non-current assets	27	3	-	-	30

Total derivative assets	27	6	10	2	45

Derivative liabilities

Within one year - current liabilities	-	(32)	(2)	(7)	(41)

Between one and two years	-	(2)	-	-	(2)

After five years	(16)	-	-	-	(16)
Non-current liabilities	(16)	(2)	-	-	(18)

Total derivative liabilities	(16)	(34)	(2)	(7)	(59)

Net asset/(liability) arising on derivative financial instruments	11	(28)	8	(5)	(14)

The equivalent disclosure for the prior year is as follows:

At 31 December 2017

Derivative assets

Within one year - current assets	2	11	19	2	34

Between one and two years	-	1	-	3	4

After five years	26	-	-	-	26
Non-current assets	26	1	-	3	30

Total derivative assets	28	12	19	5	64

Derivative liabilities

Within one year - current liabilities	-	(1)	(10)	-	(11)

After five years	(3)	-	-	-	(3)
Non-current liabilities	(3)	-	-	-	(3)

Total derivative liabilities	(3)	(1)	(10)	-	(14)

Net asset arising on derivative financial instruments	25	11	9	5	50

Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement

The (loss)/profit arising on fair value, cash flow, net investment hedges and related hedged items reflected in the Consolidated Income Statement is shown below:

	2018 €m	2017 €m	2016 €m
Fair value of hedge instruments	(12)	(16)	(11)

Fair value of the hedged items	11	18	13

Components of other comprehensive income - cash flow hedges

(Losses)/gains arising during the year:

- Commodity forward contracts	(38)	9	14

- Currency forward contracts	(2)	(1)	-
Total	(40)	8	14

Summary of Assets and Liabilities Measured at Fair Value
Fair value hierarchy	2018 Level 2 €m	2017 Level 2 €m
Assets measured at fair value

Fair value hedges - cross-currency and interest rate swaps	27	28

Net investment hedges - cross-currency swaps	10	19

Cash flow hedges - cross-currency, interest rate swaps and commodity forwards	6	12

Not designated as hedges (held for trading) - interest rate swaps	2	5
Total	45	64

Liabilities measured at fair value

Fair value hedges - cross-currency and interest rate swaps	(16)	(3)

Net investment hedges - cross-currency swaps	(2)	(10)

Cash flow hedges - cross-currency, interest rate swaps and commodity forwards	(34)	(1)

Not designated as hedges (held for trading) - interest rate swaps	(7)	-
Total	(59)	(14)